Portfolio of Investments March 31, 2025
BXMX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
1507309795 COMMON STOCKS - 99 .5% (a) 1507309795
AUTOMOBILES & COMPONENTS - 1.7%
1,881 Ferrari NV $ 804,842
50,606 Gentex Corp 1,179,120
90,480 (b) Tesla Inc 23,448,797
TOTAL AUTOMOBILES & COMPONENTS 25,432,759
BANKS - 3.6%
196,230 Bank of America Corp 8,188,678
26,341 Comerica Inc 1,555,699
140,581 Fifth Third Bancorp 5,510,775
51,859 First Horizon Corp 1,007,102
108,891 JPMorgan Chase & Co 26,710,962
298,223 KeyCorp 4,768,586
31,173 M&T Bank Corp 5,572,174
31,763 Zions Bancorp NA 1,583,703
TOTAL BANKS 54,897,679
CAPITAL GOODS - 6.3%
15,381 Allegion plc 2,006,605
27,101 (b) Boeing Co/The 4,622,076
25,934 Caterpillar Inc 8,553,033
86,706 CNH Industrial NV 1,064,750
10,614 Deere & Co 4,981,681
46,441 Emerson Electric Co 5,091,791
8,843 Ferguson Enterprises Inc 1,416,914
5,450 Fortune Brands Innovations Inc 331,796
12,498 GE Vernova Inc 3,815,389
44,459 General Electric Co 8,898,469
31,851 Graco Inc 2,659,877
7,870 HEICO Corp 2,102,785
29,924 Honeywell International Inc 6,336,407
9,192 Hubbell Inc 3,041,725
5,532 ITT Inc 714,513
43,726 Masco Corp 3,040,706
6,090 (b) NEXTracker Inc, Class A 256,633
9,120 Northrop Grumman Corp 4,669,531
14,478 nVent Electric PLC 758,937
39,784 Otis Worldwide Corp 4,105,709
15,767 Parker-Hannifin Corp 9,583,971
10,242 Rockwell Automation Inc 2,646,328
90,271 RTX Corp 11,957,297
10,383 Timken Co/The 746,226
2,354 Watsco Inc 1,196,538
4,597 Woodward Inc 838,906
TOTAL CAPITAL GOODS 95,438,593
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
28,578 Automatic Data Processing Inc 8,731,436
9,115 Booz Allen Hamilton Holding Corp 953,247
9,803 ManpowerGroup Inc 567,398
15,652 SS&C Technologies Holdings Inc 1,307,412
11,679 TransUnion 969,240
13,228 Waste Connections Inc 2,581,973
37,983 Waste Management Inc 8,793,444
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 23,904,150
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
307,896 (b) Amazon.com Inc 58,580,293
2,511 American Eagle Outfitters Inc 29,178
4,706 (b) Burlington Stores Inc 1,121,581
7,125 Dick's Sporting Goods Inc 1,436,115
3,114 (b) Five Below Inc 233,316
43,019 Home Depot Inc/The 15,766,033

Portfolio of Investments March 31, 2025
(continued)
BXMX

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
12,693 JD.com Inc, ADR $ 521,936
53,470 LKQ Corp 2,274,614
29,953 Lowe's Cos Inc 6,985,938
5,158 Macy's Inc 64,785
233 (b) MercadoLibre Inc 454,553
793 Nordstrom Inc 19,389
5,048 Williams-Sonoma Inc 798,089
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 88,285,820
CONSUMER DURABLES & APPAREL - 0.8%
32,919 KB Home 1,913,252
6,689 Kontoor Brands Inc 428,966
37,784 Lennar Corp, Class A 4,336,847
7,677 (b) Lululemon Athletica Inc 2,173,052
25,861 (b) Mattel Inc 502,479
6,048 Polaris Inc 247,605
12,578 Toll Brothers Inc 1,328,111
6,182 (b) TopBuild Corp 1,885,201
TOTAL CONSUMER DURABLES & APPAREL 12,815,513
CONSUMER SERVICES - 1.9%
1,752 Booking Holdings Inc 8,071,306
20,067 (b) DraftKings Inc, Class A 666,425
23,509 Marriott International Inc/MD, Class A 5,599,844
24,392 McDonald's Corp 7,619,329
16,077 Restaurant Brands International Inc 1,071,371
49,199 Starbucks Corp 4,825,930
3,526 Texas Roadhouse Inc 587,538
TOTAL CONSUMER SERVICES 28,441,743
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
10,655 (b) BJ's Wholesale Club Holdings Inc 1,215,736
4,507 Casey's General Stores Inc 1,956,218
19,022 Costco Wholesale Corp 17,990,627
17,156 Target Corp 1,790,400
15,913 (b) US Foods Holding Corp 1,041,665
127,047 Walmart Inc 11,153,456
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 35,148,102
ENERGY - 3.5%
24,159 Cenovus Energy Inc 336,052
4,249 Cheniere Energy Inc 983,219
77,267 Chevron Corp 12,925,996
9,675 (b) CNX Resources Corp 304,569
64,103 ConocoPhillips 6,732,097
3,176 Enbridge Inc 140,728
166,691 Exxon Mobil Corp 19,824,561
118,973 Halliburton Co 3,018,345
25,709 Hess Corp 4,106,499
28,016 Marathon Petroleum Corp 4,081,651
7,405 Ovintiv Inc 316,934
3,943 (b) South Bow Corp 100,625
19,719 TC Energy Corp 930,934
TOTAL ENERGY 53,802,210
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
79,833 American Homes 4 Rent, Class A 3,018,486
30,906 American Tower Corp 6,725,146
55,269 CubeSmart 2,360,539
27,397 Gaming and Leisure Properties Inc 1,394,507
17,605 Lamar Advertising Co, Class A 2,003,097
8,339 Sabra Health Care REIT Inc 145,683
11,688 Sun Communities Inc 1,503,544
94,015 Weyerhaeuser Co 2,752,759
36,748 WP Carey Inc 2,319,166
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 22,222,927

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 9.3%
64,200 Annaly Capital Management Inc $ 1,303,902
71,633 (b) Berkshire Hathaway Inc, Class B 38,150,303
17,374 (b) Block Inc 943,929
70,847 Brookfield Corp 3,713,091
75,202 Charles Schwab Corp/The 5,886,813
21,911 CME Group Inc 5,812,769
42,085 Discover Financial Services 7,183,909
44,488 Intercontinental Exchange Inc 7,674,180
57,231 Jefferies Financial Group Inc 3,065,865
35,103 KKR & Co Inc 4,058,258
2,640 LPL Financial Holdings Inc 863,650
22,889 Mastercard Inc, Class A 12,545,919
48,313 MGIC Investment Corp 1,197,196
2,104 Morningstar Inc 630,926
8,344 MSCI Inc 4,718,532
55,304 (b) PayPal Holdings Inc 3,608,586
19,659 S&P Global Inc 9,988,738
89,957 SLM Corp 2,642,037
75,786 Visa Inc, Class A 26,559,962
TOTAL FINANCIAL SERVICES 140,548,565
FOOD, BEVERAGE & TOBACCO - 2.7%
120,882 Altria Group Inc 7,255,338
42,851 British American Tobacco PLC, Sponsored ADR 1,772,746
201,946 Coca-Cola Co/The 14,463,373
26,045 Coca-Cola Europacific Partners PLC 2,266,696
132,012 Mondelez International Inc, Class A 8,957,014
80,074 (b) Monster Beverage Corp 4,685,930
12,100 (b) Post Holdings Inc 1,407,956
TOTAL FOOD, BEVERAGE & TOBACCO 40,809,053
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
92,260 Abbott Laboratories 12,238,289
19,198 Alcon AG 1,822,466
101,311 (b) Boston Scientific Corp 10,220,254
14,642 Cigna Group/The 4,817,218
14,592 Elevance Health Inc 6,346,936
28,153 GE HealthCare Technologies Inc 2,272,229
13,749 HCA Healthcare Inc 4,750,967
7,324 (b) IDEXX Laboratories Inc 3,075,714
82,736 Medtronic PLC 7,434,657
33,860 UnitedHealth Group Inc 17,734,175
3,024 (b) Veeva Systems Inc, Class A 700,449
TOTAL HEALTH CARE EQUIPMENT & SERVICES 71,413,354
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
15,340 (b) BellRing Brands Inc 1,142,216
117,126 Procter & Gamble Co/The 19,960,613
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 21,102,829
INSURANCE - 2.6%
28,004 Allstate Corp/The 5,798,788
34,937 Arthur J Gallagher & Co 12,061,650
23,577 Fidelity National Financial Inc 1,534,391
38,545 Hartford Insurance Group Inc/The 4,769,173
9,393 Lincoln National Corp 337,303
3,360 RenaissanceRe Holdings Ltd 806,400
29,077 Travelers Cos Inc/The 7,689,703
89,232 W R Berkley Corp 6,349,749
TOTAL INSURANCE 39,347,157
MATERIALS - 1.6%
13,368 Avery Dennison Corp 2,379,103
74,375 Barrick Gold Corp 1,445,850
6,364 Chemours Co/The 86,105
52,881 Corteva Inc 3,327,801

Portfolio of Investments March 31, 2025
(continued)
BXMX

SHARES DESCRIPTION VALUE
MATERIALS (continued)
25,867 Crown Holdings Inc $ 2,308,889
34,630 Eastman Chemical Co 3,051,249
9,285 Martin Marietta Materials Inc 4,439,437
22,673 Nucor Corp 2,728,469
27,596 Nutrien Ltd 1,370,693
10,656 Olin Corp 258,302
15,830 Rio Tinto PLC, Sponsored ADR 951,067
14,399 RPM International Inc 1,665,676
5,718 Sonoco Products Co 270,118
8,455 Southern Copper Corp 790,204
TOTAL MATERIALS 25,072,963
MEDIA & ENTERTAINMENT - 8.1%
184,046 Alphabet Inc, Class A 28,460,874
164,297 Alphabet Inc, Class C 25,668,120
1,834 (b) Baidu Inc, Sponsored ADR 168,783
73,013 Meta Platforms Inc 42,081,773
17,288 (b) Netflix Inc 16,121,579
17,899 New York Times Co/The, Class A 887,790
56,129 News Corp, Class A 1,527,831
11,727 (b) Roku Inc 826,050
10,009 Sirius XM Holdings Inc 225,653
63,594 Walt Disney Co/The 6,276,728
TOTAL MEDIA & ENTERTAINMENT 122,245,181
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
62,652 AbbVie Inc 13,126,847
3,523 (b) Alnylam Pharmaceuticals Inc 951,280
22,960 Amgen Inc 7,153,188
56,490 (b) Avantor Inc 915,703
97,561 Bristol-Myers Squibb Co 5,950,245
27,106 Eli Lilly & Co 22,387,116
4,611 (b) Exact Sciences Corp 199,610
60,130 Gilead Sciences Inc 6,737,567
3,379 (b) ICON PLC 591,291
88,496 Johnson & Johnson 14,676,177
103,585 Merck & Co Inc 9,297,790
52,922 Pfizer Inc 1,341,044
30,271 (b) Teva Pharmaceutical Industries Ltd, Sponsored ADR 465,265
20,510 Thermo Fisher Scientific Inc 10,205,776
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 93,998,899
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
29,065 (b) CoStar Group Inc 2,302,820
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,302,820
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.9%
62,993 (b) Advanced Micro Devices Inc 6,471,901
44,170 Applied Materials Inc 6,409,950
758 ASML Holding NV 502,274
155,066 Broadcom Inc 25,962,700
13,344 Entegris Inc 1,167,333
90,620 Lam Research Corp 6,588,074
18,555 Marvell Technology Inc 1,142,431
48,971 Micron Technology Inc 4,255,090
787,989 NVIDIA Corp 85,402,248
12,314 NXP Semiconductors NV 2,340,399
32,082 (b) ON Semiconductor Corp 1,305,417
50,975 QUALCOMM Inc 7,830,270
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 149,378,087
SOFTWARE & SERVICES - 10.9%
15,161 Accenture PLC, Class A 4,730,838
18,575 (b) Adobe Inc 7,124,070
20,604 (b) Akamai Technologies Inc 1,658,622
3,522 (b) Atlassian Corp, Class A 747,404

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
15,194 (b) Autodesk Inc $ 3,977,789
6,521 (b) Check Point Software Technologies Ltd 1,486,266
29,396 International Business Machines Corp 7,309,609
10,394 Intuit Inc 6,381,812
1,699 (b) Manhattan Associates Inc 293,995
244,700 Microsoft Corp 91,857,933
67,360 Oracle Corp 9,417,602
72,944 (b) Palantir Technologies Inc, Class A 6,156,474
39,369 Salesforce Inc 10,565,065
9,839 (b) ServiceNow Inc 7,833,221
6,661 (b) Shopify Inc, Class A 635,360
14,844 (b) VeriSign Inc 3,768,446
10,368 (b) Zoom Communications Inc 764,847
TOTAL SOFTWARE & SERVICES 164,709,353
TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
483,843 Apple Inc 107,476,046
20,728 CDW Corp/DE 3,321,869
19,049 (b) Ciena Corp 1,151,131
200,482 Cisco Systems Inc 12,371,744
18,446 Dell Technologies Inc, Class C 1,681,353
37,851 (b) Flex Ltd 1,252,111
5,140 (b) Lumentum Holdings Inc 320,428
177,561 Telefonaktiebolaget LM Ericsson, Sponsored ADR 1,377,873
62,347 (b) Western Digital Corp 2,520,689
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 131,473,244
TELECOMMUNICATION SERVICES - 0.7%
238,540 Verizon Communications Inc 10,820,174
TOTAL TELECOMMUNICATION SERVICES 10,820,174
TRANSPORTATION - 1.0%
23,404 Canadian Pacific Kansas City Ltd 1,643,195
21,947 Norfolk Southern Corp 5,198,147
2,565 (b) Saia Inc 896,288
80,831 (b) Uber Technologies Inc 5,889,347
8,969 (b) XPO Inc 964,885
TOTAL TRANSPORTATION 14,591,862
UTILITIES - 2.6%
102,488 Ameren Corp 10,289,795
12,874 Atmos Energy Corp 1,990,063
65,046 Evergy Inc 4,484,922
2,933 National Fuel Gas Co 232,264
77,505 NextEra Energy Inc 5,494,329
52,512 OGE Energy Corp 2,413,452
44,482 Pinnacle West Capital Corp 4,236,911
91,439 WEC Energy Group Inc 9,965,022
TOTAL UTILITIES 39,106,758
TOTAL COMMON STOCKS
(Cost $424,202,306) 1,507,309,795
TOTAL LONG-TERM INVESTMENTS
(Cost $424,202,306) 1,507,309,795

Portfolio of Investments March 31, 2025
(continued)
BXMX

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.9%
44268347 REPURCHASE AGREEMENTS - 2 .9% 44268347
$ 2,218,347 (c) Fixed Income Clearing Corporation 1 .360% 04/01/25 $ 2,218,347
42,050,000 (d) Fixed Income Clearing Corporation 4 .350 04/01/25 42,050,000
TOTAL REPURCHASE AGREEMENTS
(Cost $44,268,347) 44,268,347
TOTAL SHORT-TERM INVESTMENTS
(Cost $44,268,347) 44,268,347
TOTAL INVESTMENTS - 102 .4%
(Cost $ 468,470,653 ) 1,551,578,142
OTHER ASSETS & LIABILITIES, NET -  (2.4)% (35,781,084)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,515,797,058
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's
(a) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $2,218,431 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $2,262,880.
(d) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $42,055,081 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 11/15/34, valued at $42,891,168.
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (293) $ (164,812,500) $ 5,625 4/17/25 $ (2,698,530)
Call S&P 500 Index (303) (171,195,000) 5,650 4/17/25 (2,370,975)
Call S&P 500 Index (293) (175,067,500) 5,975 4/17/25 (45,415)
Call S&P 500 Index (293) (178,730,000) 6,100 4/17/25 (10,255)
Call S&P 500 Index (293) (184,590,000) 6,300 4/17/25 (5,860)
Call S&P 500 Index (293) (165,545,000) 5,650 4/30/25 (2,975,415)
Call S&P 500 Index (302) (173,650,000) 5,750 4/30/25 (1,680,630)
Call S&P 500 Index (293) (169,940,000) 5,800 4/30/25 (1,100,215)
Call S&P 500 Index (293) (186,055,000) 6,350 5/16/25 (19,778)
Total Options Written (premiums received $24,480,809) (2,656) $(1,569,585,000) $(10,907,073)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
BXMX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,507,309,795 $ – $ – $ 1,507,309,795
Short-Term Investments:
Repurchase Agreements – 44,268,347 – 44,268,347
Investments in Derivatives:
– – – –
Options Written (10,907,073) – – (10,907,073)
Total $ 1,496,402,722 $ 44,268,347 $ – $ 1,540,671,069